TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 361,298	R$ 337,588
Current	184,711	144,007
Non-current	176,587	193,581
Tax transaction
Disclosure of taxes payables [Line Items]
Current tax liabilities	216,939	226,141
PIS and COFINS
Disclosure of taxes payables [Line Items]
Current tax liabilities	18,361	4,641
Taxes withheld
Disclosure of taxes payables [Line Items]
Current tax liabilities	91,124	84,753
Import taxes
Disclosure of taxes payables [Line Items]
Current tax liabilities	10,758	10,210
Others
Disclosure of taxes payables [Line Items]
Current tax liabilities	R$ 24,116	R$ 11,843